INCENTIVE PAYABLES TO MEMBERS (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of incentive payables to member

	As of December 31,
	2020	2021
	RMB	RMB
Incentive payables to members	312,170	265,612

Incentive payable to members represents unpaid balances of discounts granted to members for their self-purchase and referral incentives earned by the members for their referral efforts and is transferred to the members’ individual Yunji App accounts. These unpaid balances are maintained collectively in the members’ Yunji App accounts and can be withdraw as cash upon the members’ requests.